Other operating expense (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure Of Detailed Information, Other Operating Expenses

	December 31, 2017	December 31, 2016
Net impairment loss (recovery) on trade receivables	$103	$(63)
Restructuring costs	799	2,318
Acquisition costs	—	43
	$902	$2,298